Accounts receivable (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Trade	CAD 45,158	CAD 38,746
Holdbacks	558	528
Other	1,512	806
Total accounts receivable	CAD 47,228	CAD 40,080
Accounts receivable – holdback percentage	10.00%